Cover	Mar. 23, 2023
Cover [Abstract]
Document Type	8-K
Document Period End Date	Mar. 23, 2023
Entity Registrant Name	KIORA PHARMACEUTICALS, INC.
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	98-0443284
Entity File Number	001-36672
Entity Address, Address Line One	332 Encinitas Blvd.
Entity Address, Address Line Two	Suite 102
Entity Address, City or Town	Encinitas
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92024
City Area Code	781
Local Phone Number	788-9043
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.01 par value
Trading Symbol	KPRX
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0001372514
Amendment Flag	false